Changes in Accounting Policies (Estimated Useful Lives of Right-of-use assets) (Details)	12 Months Ended
Dec. 31, 2019
Land use rights [member]
Disclosure of initial application of standards or interpretations [line items]
Estimated useful lives of right-of-use assets	30-50 years
Buildings [member]
Disclosure of initial application of standards or interpretations [line items]
Estimated useful lives of right-of-use assets	1-30 years
Equipment [member]
Disclosure of initial application of standards or interpretations [line items]
Estimated useful lives of right-of-use assets	1-2 years
Vehicles and others [member]
Disclosure of initial application of standards or interpretations [line items]
Estimated useful lives of right-of-use assets	1-5 years